Investment Objectives and Goals - Roundhill Ball Metaverse ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Ball Metaverse ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return.